Intangible Assets - Amortization Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Favorable lease terms	$ (23,287)	$ (37,869)	$ (37,295)
Acceleration of favorable lease terms	(22,063)	(3,205)	0
Total	$ (45,350)	$ (41,074)	$ (37,295)